Document And Entity Information	6 Months Ended
Oct. 31, 2023
Document Information [Line Items]
Entity Registrant Name	CPG FOCUSED ACCESS FUND, LLC
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001742836
Document Period End Date	Oct. 31, 2023